UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [ ]; Amendment Number: ___
     This Amendment (Check only one.):      [ ] is a restatement
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        Eight Tower Bridge
                161 Washington, St., Suite 1500
                Conshohocken, PA 19428


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maria A. Cancelosi
Title:    Chief Compliance Officer
Phone:    484-530-4300

Signature, Place, and Date of Signing:

/s/ Maria A. Cancelosi          Conshohocken, PA                  11-11-2004
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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
                                                 RORER ASSET MANAGEMENT ,LLC
                                             13F REPORT AS OF SEPTEMBER 30, 2004

                           TITLE                                                                              VOTING AUTHORITY
                            OF                   VALUE                SH/ PUT/       INVESTMENT           SOLE     SHARED    NONE
NAME OF ISSUER             CLASS     CUSIP     (X $1000)    SHARES    PRN CALL DISCRETION   MANAGERS      (A)       (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS               COMMON   002824100  $150,928.21   3,565,688  SH      DEFINED        01       3,181,147    1,070   383,471
AMERICAN INTL GROUP I     COMMON   026874107  $123,549.14   1,816,102  SH      DEFINED        01       1,590,425      606   225,071
AMGEN INC                 COMMON   031162100      $416.42       7,330  SH      DEFINED        01             330        0     7,000
AON CORP COM              COMMON   037389103    $5,857.63     203,815  SH      DEFINED        01         194,710      165     8,940
BJS WHSL CLUB INC COM     COMMON   05548J106    $6,652.53     243,326  SH      DEFINED        01         232,286      200    10,840
BANK NEW YORK INC         COMMON   064057102  $135,278.87   4,626,095  SH      DEFINED        01       4,121,681    1,380   503,034
BEAR STEARNS COS INC      COMMON   073902108    $6,402.42      66,574  SH      DEFINED        01          63,574       55     2,945
BERKSHIRE HATHAWAY IN     COMMON   084670207      $301.46         105  SH      DEFINED        01               0        0       105
BEST BUY INC              COMMON   086516101  $107,073.18   1,971,470  SH      DEFINED        01       1,769,632      535   201,303
CIGNA CORP COM            COMMON   125509109  $147,065.27   2,110,210  SH      DEFINED        01       1,877,970      635   231,605
CVS CORP COM              COMMON   126650100  $169,654.31   4,014,602  SH      DEFINED        01       3,574,926    1,207   438,469
CEPHALON INC COM          COMMON   156708109    $2,847.65      59,450  SH      DEFINED        01          56,765       50     2,635
CHEVRONTEXACO CORP.       COMMON   166764100  $145,943.18   2,717,875  SH      DEFINED        01       2,426,739      823   290,313
CISCO SYS INC             COMMON   17275R102  $129,538.29   7,118,106  SH      DEFINED        01       6,341,522    2,116   774,468
CITIGROUP INC.            COMMON   172967101  $144,522.25   3,269,581  SH      DEFINED        01       2,917,507      964   351,110
COMPUTER SCIENCES COR     COMMON   205363104    $2,883.70      61,225  SH      DEFINED        01          58,425       50     2,750
CONOCOPHILLIPS COM        COMMON   20825C104  $147,054.90   1,771,902  SH      DEFINED        01       1,579,787      528   191,587
CONSTELLATION ENERGY      COMMON   210371100    $5,789.35     145,315  SH      DEFINED        01         138,725      120     6,470
CULLEN FROST BANKERS      COMMON   229899109      $557.64      12,000  SH      DEFINED        01               0        0    12,000
DOVER CORP                COMMON   260003108    $5,628.96     144,815  SH      DEFINED        01         138,255      120     6,440
E TRADE GROUP INC COM     COMMON   269246104    $5,564.51     487,260  SH      DEFINED        01         465,220      405    21,635
EASTMAN KODAK             COMMON   277461109  $107,251.00   3,325,139  SH      DEFINED        01       3,008,371      965   315,803
EXXON MOBIL CORPORATI     COMMON   30231G102  $117,042.52   2,418,860  SH      DEFINED        01       2,164,501      688   253,671
FISERV INC COM            COMMON   337738108   $92,291.74   2,640,918  SH      DEFINED        01       2,397,290      740   242,888
GENERAL DYNAMICS CORP     COMMON   369550108  $144,717.60   1,416,581  SH      DEFINED        01       1,266,522      422   149,637
GENERAL ELEC CO           COMMON   369604103  $149,157.36   4,436,566  SH      DEFINED        01       3,962,575    1,308   472,683
GOLDMAN SACHS GROUP I     COMMON   38141G104  $153,503.61   1,644,936  SH      DEFINED        01       1,466,383      485   178,068
HEALTH MGMT ASSOC INC     COMMON   421933102    $4,662.29     228,208  SH      DEFINED        01         217,768      190    10,250
HEWLETT PACKARD           COMMON   428236103  $177,840.77   9,464,761  SH      DEFINED        01       8,427,490    2,820 1,034,451
I B M                     COMMON   459200101  $134,301.51   1,563,916  SH      DEFINED        01       1,393,768      464   169,684
J.P. MORGAN CHASE & C     COMMON   46625H100  $159,034.18   3,998,004  SH      DEFINED        01       3,562,498    1,178   434,328
JOHNSON & JOHNSON         COMMON   478160104  $150,180.01   2,662,456  SH      DEFINED        01       2,369,348      813   292,295
LAUDER ESTEE COS INC      COMMON   518439104    $4,327.22     103,522  SH      DEFINED        01          98,872       85     4,565
LINEAR TECHNOLOGY COR     COMMON   535678106    $4,879.86     134,654  SH      DEFINED        01         128,574      110     5,970
LIZ CLAIBORNE INC         COMMON   539320101    $5,370.53     142,379  SH      DEFINED        01         135,944      120     6,315
LOEWS CORP                COMMON   540424108    $5,475.43      93,597  SH      DEFINED        01          89,207       80     4,310
LOWES CO                  COMMON   548661107  $167,981.74   3,085,673  SH      DEFINED        01       2,750,840      915   333,918
MARSH MCLENNAN            COMMON   571748102  $138,786.72   3,037,136  SH      DEFINED        01       2,652,595    1,055   383,486
MCDONALDS CORP            COMMON   580135101  $147,454.44   5,258,181  SH      DEFINED        01       4,688,838    1,578   567,765
MERCURY GEN CORP NEW      COMMON   589400100    $5,693.61     107,650  SH      DEFINED        01         102,735       90     4,825
MICROSOFT CORP            COMMON   594918104      $658.90      23,830  SH      DEFINED        01               0        0    23,830
NAVISTAR INTL CORP CO     COMMON   63934E108    $5,811.87     156,275  SH      DEFINED        01         149,280      130     6,865
NEWFIELD EXPL CO COM      COMMON   651290108    $7,343.66     119,916  SH      DEFINED        01         114,491      100     5,325
NORFOLK SOUTHN CORP       COMMON   655844108    $6,936.56     233,240  SH      DEFINED        01         222,715      195    10,330
POGO PRODUCING CO COM     COMMON   730448107    $2,908.92      61,305  SH      DEFINED        01          58,525       50     2,730
PRICELINE COM INC COM     COMMON   741503403    $5,568.18     251,155  SH      DEFINED        01         239,775      210    11,170
PROCTER & GAMBLE COMP     COMMON   742718109  $137,024.39   2,529,413  SH      DEFINED        01       2,259,920      707   268,786
QUEST DIAGNOSTICS INC     COMMON   74834L100  $138,181.67   1,566,640  SH      DEFINED        01       1,374,358      580   191,702
ST. PAUL TRAVELERS CO     COMMON   792860108  $110,143.72   3,323,682  SH      DEFINED        01       2,916,468    1,150   406,064
SOUTHWEST AIRLS CO        COMMON   844741108   $94,547.87   6,922,236  SH      DEFINED        01       6,218,105    1,863   702,268
STAPLES INC               COMMON   855030102    $5,437.84     182,358  SH      DEFINED        01         174,127      150     8,081
TELLABS INC COM           COMMON   879664100    $5,774.80     628,365  SH      DEFINED        01         600,170      515    27,680
TENET HEALTH CARE         COMMON   88033G100    $2,440.05     226,140  SH      DEFINED        01         215,890      190    10,060
TIME WARNER INC           COMMON   887317105  $140,840.26   8,696,617  SH      DEFINED        01       7,768,188    2,610   925,819
US BANCORP DEL NEW CO     COMMON   902973304  $170,499.03   5,892,968  SH      DEFINED        01       5,249,417    1,772   641,779
UNITED TECHNOLOGIES C     COMMON   913017109  $185,324.37   1,981,532  SH      DEFINED        01       1,769,427      603   211,502
VIACOM INC CLASS B        COMMON   925524308  $146,036.57   4,335,313  SH      DEFINED        01       3,872,889    1,290   461,134
WILLIAMS SONOMA INC C     COMMON   969904101    $4,075.12     108,525  SH      DEFINED        01         102,230       75     6,220

                                           -------------- -----------                                ------------------------------
                                 TOTALS:   $4,483,015.76. 117,415,493                                104,919,720  37,325 12,458,448
                                           ============== ===========                                ==============================



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Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $$4,483,015.76
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.